Document and Entity Information	Feb. 18, 2020
Cover [Abstract]
Entity Registrant Name	PEGASYSTEMS INC
Amendment Flag	false
Entity Central Index Key	0001013857
Document Type	8-K
Document Period End Date	Feb. 18, 2020
Entity File Number	1-11859
Entity Incorporation State Country Code	MA
Entity Tax Identification Number	04-2787865
Entity Address, Address Line One	One Rogers Street
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02142-1209
City Area Code	617
Local Phone Number	374-9600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $.01 par value per share
Trading Symbol	PEGA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false